Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Redesignated Financial Assets And Liabilities Text Block Abstract
Schedule of other financial liabilities
	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Payable in connection with the Acquisition of DDC CATV Network Private Limited (refer note 24)	$—	$265,410
Interest on tax payable	845,792	273,577
Interest accrued on 7% senior secured promissory note	337,745	—
Share warrants liability	75,322	—
Professional fees payable	251,381	26,041
	$1,510,240	$565,028

Schedule of warrants outstanding and fair value
Share Warrant Liability	Warrants Outstanding	Fair Value per shares	Fair Value
		($)	($)
Fair value at initial measurement date July 1, 2021	500,000	3.13	1,562,911
(Gain) on remeasurement of warrant liability at fair value			(1,487,589)
Fair value as of March 31, 2022	500,000	0.15	75,322

Schedule of warrants outstanding and fair value
BSM Assumptions	As of July 1, 2021	As of March 31, 2022
Current Stock Price (1)	11	4.75
Strike Price (1)	10	10
Time to Maturity (1)	3 years	2.25 years
Dividend Yield (2)	-	-
Historical Volatility (3)	35.49%	34.90%
Risk Free interest Rate (4)	0.47%	2.45%